Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 230,415	$ 187,511
Accounts receivable	38,069	33,017
Prepaid expenses and other current assets	7,954	12,430
Inventories	8,781	9,261
Restricted cash	4,008	0
Total current assets	289,227	242,219
Non-current assets
Vessels and drydock	3,842,071	4,002,888
Right of use assets for vessels	764,025	807,179
Other assets	108,963	92,145
Goodwill	8,900	8,900
Restricted cash	783	5,293
Total non-current assets	4,724,742	4,916,405
Total assets	5,013,969	5,158,624
Current liabilities
Current portion of long-term bank debt and bonds	235,278	172,705
Sale and leaseback liability	178,062	131,736
IFRS 16 - lease liability	54,515	56,678
Accounts payable	35,080	12,863
Accrued expenses	24,906	32,193
Total current liabilities	527,841	406,175
Non-current liabilities
Long-term bank debt and bonds	666,409	971,172
Sale and leaseback liability	1,461,929	1,139,713
IFRS 16 - lease liability	520,862	575,796
Total non-current liabilities	2,649,200	2,686,681
Total liabilities	3,177,041	3,092,856
Shareholders’ equity
Common stock, $0.01 par value per share; 150,000,000 and 150,000,000 shares authorized; 58,369,516 and 58,093,147 outstanding shares as of December 31, 2021 and December 31, 2020, respectively.	659	656
Additional paid-in capital	2,855,798	2,850,206
Treasury shares	(480,172)	(480,172)
Accumulated deficit	(539,357)	(304,922)
Total shareholders’ equity	1,836,928	2,065,768
Total liabilities and shareholders’ equity	$ 5,013,969	$ 5,158,624